Label	Element	Value
AGFiQ Dynamic Hedged U.S. Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AGFiQ Dynamic Hedged U.S. Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation and maintain lower than market volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The below table describes the fees and expenses you may pay if you buy, hold, and sell shares in the Fund. You may also pay transaction costs, such as brokerage commissions and other fees to financial intermediaries, on the purchase and sale of Fund shares, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 01, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Expense example, affect the Fund’s performance. During the fiscal year ended June 30, 2020, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Fee Waiver and Expense Reimbursement are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares of other investment companies (such as business development companies and/or exchange-traded funds). They are not direct operating expenses paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). In addition, “Acquired Fund Fees and Expenses” are not reflected in the Fund’s Financial Statements in the annual report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement” will differ from those presented in the Fund’s Financial Highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage expenses that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock
The above example reflects a contractual fee waiver/expense reimbursement arrangement for the current duration of the arrangement, which is three years. Therefore, only the first three years of the expenses for the 5 year and 10 year periods reflect the contractual fee waiver/expense reimbursement arrangement only for the first year of each respective period.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers economically tied to the United States. The Fund will operate as a “fund-of-funds” by investing primarily in sector-based exchange-traded funds (“ETFs”) and other ETFs.

The Fund is an actively managed ETF that seeks to achieve its investment objective by using proprietary, multi-factor quantitative models that use fundamental factors and market risk measurement factors to help establish allocation to primary sectors of the S&P 500® Index, as well as cash and cash equivalents. The primary sectors of the S&P 500® Index include: consumer discretionary, consumer staples, communications services, energy, financials, healthcare, industrials, materials, real estate, technology, and utilities. The sector allocation model is driven by factors related to size, valuation, momentum and quality. This sector model runs on a daily basis, ranking each sector based on relative attractiveness and expected returns to help the Fund’s portfolio managers determine whether to take an overweight, underweight or neutral position to a particular sector relative to that sectors’ benchmark weight. The sector model uses a multi-factor approach and considers all S&P 500® sectors but is not expected to generally emphasize any particular factor, valuation method or sector. The market risk model also runs on a daily basis and analyzes market and macro-economic data to help the portfolio managers identify the equity risk level. The portfolio managers use the output of both the sector model and market risk model to help determine final allocations for the strategy.

The Fund seeks to provide risk controls in down markets, through embedded downside risk management, in order to attempt to protect capital in periods of falling equity markets, while providing potential for outperformance in up markets. To seek to provide risk controls in down markets, the Fund intends to invest in the AGFiQ U.S. Market Neutral Anti-Beta Fund, an ETF that is also managed by the Adviser and may also invest in similar lower beta ETFs available in the marketplace, including ETFs managed by the Adviser, as well as cash, money market ETFs, money market securities and Treasury Bills. For this purpose, “low beta” or “lower beta” refers to ETFs or other securities that are less sensitive to the movement of the overall equity market, as represented by the S&P 500®. A lower beta security is generally expected to be less volatile than the overall equity market and inclusion of low beta securities in a portfolio may help lower that portfolio’s overall volatility.

The Fund does not anticipate using traditional hedging techniques such as derivatives or short sales. Instead, the portfolio managers intend to increase allocations to lower beta ETFs within the portfolio at times when they believe equity market risk to be high or rising and to decrease such allocations when equity market risk levels are estimated to be low or falling. The Fund’s allocations to lower beta ETFs is anticipated to fluctuate but typically range from 0% to 50% of net assets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers economically tied to the United States. The Fund will operate as a “fund-of-funds” by investing primarily in sector-based exchange-traded funds (“ETFs”) and other ETFs.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There can be no guarantee that the Fund will achieve its investment objective. The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and is designed for inclusion in a diversified investment portfolio. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Equity Investing Risk: An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Hedging Risk: The Fund’s hedging strategies against declines in security prices, financial markets, exchange rates and interest rates may not be successful, and even if they are successful, the Fund’s exposure to a certain risk may not be fully hedged at all times and the Fund may still lose money on a hedged position.

ETF Risks

Authorized Participants Concentration Risk: Only a member or participant of a clearing agency registered with the Securities and Exchange Commission, which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (as defined below) (an “Authorized Participant”) may purchase and redeem Shares directly from the Fund. The Fund has a limited number of Authorized Participants. To the extent Authorized Participants cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face trading halts and/or delisting from the NYSE Arca, Inc. (“Exchange”). Risk may be heightened for a fund that invests in securities or instruments that have lower trading volumes.

Flash Crash Risk: Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of one or more trading days.

Premium/Discount and Bid/Ask Risk: Fund shares may trade at prices that are above or below their NAV. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Although market makers will generally take advantage of differences between the NAV and the trading price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. Decisions by market makers or Authorized Participants to reduce their role or “step away” from market making or creation/redemption activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid/ask spreads for Fund shares. Large bid/ask spreads may adversely impact the performance of an investment in the Fund.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Investments in Exchange-Traded Funds Risk: The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. ETFs in which the Fund invests are also generally subject to the ETF Risks described above. In addition, the Fund bears its proportionate share of the fees and expenses of the underlying ETF, which may have an adverse impact on the Fund’s operating expenses and performance and may affect the value of your investment. To the extent the Fund invests significantly in the AGFiQ U.S. Market Neutral Anti-Beta Fund (the “Market Neutral ETF”), which is also managed by the Adviser, or similar lower beta ETFs available in the marketplace, it will be subject to the following risks applicable to investing in the Market Neutral ETF:

Anti-Beta Risk: There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Market Neutral ETF will not be invested in the less volatile securities in the universe. In addition, the Market Neutral ETF may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe. Volatile stocks are subject to sharp swings in price.

Leverage Risk: The Market Neutral ETF’s use of short selling and swap agreements allows the Market Neutral ETF to obtain investment exposures greater than its NAV by a significant amount (i.e., use leverage). Use of leverage tends to magnify increases or decreases in the Market Neutral ETF’s returns and may lead to a more volatile share price. Leverage may magnify the Market Neutral ETF’s gains or losses.

Market Neutral Style Risk: During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Market Neutral ETF’s short positions will likely cause the Market Neutral ETF to underperform the overall U.S. equity market and long-only ETFs. In addition, because the Market Neutral ETF employs a dollar-neutral strategy to achieve market neutrality, the beta of the Market Neutral ETF(i.e., the relative volatility of the Market Neutral ETF as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk: The Market Neutral ETF is managed with a passive investment strategy, attempting to track the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index. As a result, the Market Neutral ETF expects to hold constituent securities of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index regardless of their current or projected performance, which could cause the Market Neutral ETF’s return to be lower than if the Market Neutral ETF employed an active strategy. In addition, errors in the data or index methodology used to create each index may occur from time to time, which may cause errors in its constituent construction and may cause the index to behave in ways it was not intended to behave. Additionally, there is no assurance that the index provider or any agents that may act on its behalf will compile the Market Neutral ETF’s target index accurately or that the Market Neutral ETF’s target index will be determined, composed or calculated accurately. Errors in respect of the quality, accuracy and completeness of the data used to compile the Market Neutral ETF’s target index may occur. Any gains from index provider errors will be kept by the Market Neutral ETF and its shareholders (including the Fund) and any losses or costs resulting from index provider errors will be borne by the Market Neutral ETF and its shareholders (including the Fund).

Short Sale Risk: If the Market Neutral ETF sells a stock short and subsequently has to buy the security back at a higher price, the Market Neutral ETF will realize a loss on the transaction. The amount the Market Neutral ETF could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of the Market Neutral ETF to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the securities with the highest betas within each sector) outperforms the long portfolio (made up of the securities with the lowest betas within each sector), the performance of the Market Neutral ETF would be negatively affected. In addition, when the Market Neutral ETF is selling a stock short, it must maintain a segregated account of cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, the Market Neutral ETF may maintain high levels of cash or liquid assets and will not be fully invested.

Single Factor Risk: The Market Neutral ETF invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. An investment in the Market Neutral ETF is not a complete investment program. There is no guarantee that a stock that exhibited characteristics of a single factor in the past will exhibit that characteristic in the future.

Tracking Error Risk: The investment performance of the Market Neutral ETF may diverge from that of its target index due to, among other things, fees and expenses paid by the Market Neutral ETF that are not reflected in its target index. If the Market Neutral ETF is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions, the investment performance of the Market Neutral ETF will likely diverge from that of its target index.

Asset Allocation Risk: If the Fund’s strategy for allocating assets among underlying ETFs does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the underlying ETFs may not be complementary, which could adversely affect the performance of the Fund.

Market Risk. The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares. Although the precise impact of the recent COVID-19 outbreak remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term and may adversely affect the performance of the Fund.

Cash Transactions Risk: The Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects creations and redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to Authorized Participants in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which the Adviser takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of the Fund’s holdings.

New Fund Risk: The Fund is newly organized with limited operating history, and there can be no assurance that the Fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.

Liquidation Risk: If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Fund shares at an inopportune time and shareholders may lose money and/or be taxed on their investment.

Liquidity Risk: Liquidity risk exists when investments are difficult to purchase, sell or price accurately. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices. An illiquid investment is hard to value and may be sold at a price that is different from the price at which the Adviser valued the investment for purposes of the Fund’s net asset value.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund does not have a full calendar year of performance as of the date of this Prospectus, no performance information for the Fund has been provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund does not have a full calendar year of performance as of the date of this Prospectus, no performance information for the Fund has been provided.
AGFiQ Dynamic Hedged U.S. Equity ETF | AGFiQ Dynamic Hedged U.S. Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.47%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.65%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.82%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,704
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,126

[1]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares of other investment companies (such as business development companies and/or exchange-traded funds). They are not direct operating expenses paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). In addition, “Acquired Fund Fees and Expenses” are not reflected in the Fund’s Financial Statements in the annual report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement” will differ from those presented in the Fund’s Financial Highlights.
[2]	Fee Waiver and Expense Reimbursement are based on estimated amounts for the current fiscal year.
[3]	The Fund’s investment adviser, AGF Investments LLC (“Adviser”), has contractually agreed to waive the fees and reimburse expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses) (“Operating Expenses”) of the Fund are limited to 0.45% of average net assets. In addition, the Adviser has contractually agreed to reduce its management fees to the extent of any acquired fund fees and expenses incurred by the Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. These undertakings can only be changed with the approval of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for a period of 36 months following such waiver or reimbursement, provided that repayment does not cause the Operating Expenses to exceed the lower of 0.45% of the Fund’s average net assets and the expense cap in place at the time of the Adviser’s waiver or reimbursement. This agreement will remain in effect until November 1, 2023, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.